Debt Issuance Costs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Issuance Costs Details Narrative
Cash paid as fees for debt arrangements	$ 0	$ 0
Amortization of debt issuance costs	$ 0	$ 18,917